Pension and Other Postretirement Benefits - Schedule of Assumptions Used (Details) - Southwest Gas Corporation	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.00%	2.75%
Weighted-average rate of compensation increase	3.25%	3.00%
Asset return assumption	6.50%	6.50%